REVENUE - Revenue by Sales Channel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Net revenue	$ 272,071	$ 273,868	$ 218,138
Obagi Medical
Disaggregation of Revenue [Line Items]
Net revenue	161,627	149,266	117,651
Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	110,444	124,602	100,487
Net product sales
Disaggregation of Revenue [Line Items]
Net revenue	268,184	269,369	213,116
Net product sales | Obagi Medical
Disaggregation of Revenue [Line Items]
Net revenue	157,740	144,798	112,649
Net product sales | Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	110,444	124,571	100,467
Net product sales | Direct sales
Disaggregation of Revenue [Line Items]
Net revenue	217,374	223,530	169,668
Net product sales | Direct sales | Obagi Medical
Disaggregation of Revenue [Line Items]
Net revenue	109,657	103,168	72,446
Net product sales | Direct sales | Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	107,717	120,362	97,222
Net product sales | Distributors
Disaggregation of Revenue [Line Items]
Net revenue	50,810	45,839	43,448
Net product sales | Distributors | Obagi Medical
Disaggregation of Revenue [Line Items]
Net revenue	48,083	41,630	40,203
Net product sales | Distributors | Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	2,727	4,209	3,245
Royalties
Disaggregation of Revenue [Line Items]
Net revenue	3,887	4,499	5,022
Royalties | Obagi Medical
Disaggregation of Revenue [Line Items]
Net revenue	3,887	4,468	5,002
Royalties | Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	$ 0	$ 31	$ 20